Company level financial information - Condensed statement of profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed statement of profit or loss
Other income	¥ 18,993	¥ 17,935	¥ 25,931	¥ 52,140
General and administrative expenses	(357,689)	(633,613)	(816,225)	(810,829)
Other net income/(loss)	21,105	114,106	87,308	(40,407)
Operating profit/(loss)	1,553,707	2,223,011	882,027	401,035
Finance income	123,969	145,225	66,344	40,433
Finance costs	(25,202)	(34,622)	(33,396)	(28,362)
Net finance income	98,767	110,603	32,948	12,071
Fair value changes of redeemable shares with other preferential rights				(1,625,287)
Share of loss of equity-accounted investee, net of tax	268		(8,162)	(4,011)
(Loss)/profit before taxation	1,652,742	2,333,614	906,813	(1,216,192)
Income tax expense	396,665	551,785	267,070	213,255
(Loss)/profit for the year/period	1,256,077	1,781,829	639,743	(1,429,447)
Parent company
Condensed statement of profit or loss
Other income	10,433	6,468	6,038	4,274
General and administrative expenses	(20,345)	(37,854)	(19,038)	(9,734)
Other net income/(loss)	5,558	(11,418)	6,607	52,056
Operating profit/(loss)	(4,354)	(42,804)	(6,393)	46,596
Finance income	44,400	25,608	2,930	1,030
Finance costs				(2)
Net finance income	44,400	25,608	2,930	1,028
Fair value changes of redeemable shares with other preferential rights				(1,625,287)
Share of loss of equity-accounted investee, net of tax			(8,162)	(4,011)
(Loss)/profit before taxation	40,046	(17,196)	(11,625)	(1,581,674)
Income tax expense	(3,137)
(Loss)/profit for the year/period	¥ 36,909	¥ (17,196)	¥ (11,625)	¥ (1,581,674)